ACQUISITIONS (Purchase Price) (Details) - USD ($) $ in Thousands			9 Months Ended		12 Months Ended
	Jul. 01, 2016	Nov. 01, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Net cash			$ 971,932	$ 0	$ 565,304	$ 0	$ 0
Cash acquired		$ 19,042
Preliminary estimate of payable to Seller for working capital adjustments		19,263
Torrance Refinery [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Initial Estimate	$ 537,500
Net cash	971,932
Preliminary estimate of payable to Seller for working capital adjustments	450,582
Business Combination, Post Close Adjustment To Purchase Price	$ (16,150)
Chalmette Refining L.L.C. [Member]
Business Acquisition [Line Items]
Net cash		587,005
Cash acquired		19,042
Total consideration		567,963
Preliminary estimate of payable to Seller for working capital adjustments		$ 245,963